Income taxes (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Income Taxes
Income taxes recognized in the income statement can be detailed as follows:

For the six-month period ended 30 June Million US dollar	2020	2019 restated
Current tax expense
Current year	(807)	(1 735)
Deferred tax (expense)/income	315	170

Total income tax expense in the income statement	(492)	(1 565)

Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate
The reconciliation of the effective tax rate with the aggregated weighted nominal tax rate can be summarized as follows
:

For the six-month period ended 30 June Million US dollar	2020	2019 restated
Profit before tax	(3 253)	7 970
Deduct share of result of associates and joint ventures	33	62
Profit before tax and before share of result of associates and joint ventures	(3 286)	7 908

Adjustments on taxable basis
Government incentives	(194)	(379)
Non-deductible/(non-taxable) marked to market on derivatives	3 162	(2 222)
Non-deductible impairment of goodwill	2 500	—
Other expenses not deductible for tax purposes	1 208	1 098
Other non-taxable income	(607)	(549)

	2 783	5 856

Aggregated weighted nominal tax rate	27.0%	27.1%

Tax at aggregated weighted nominal tax rate	(751)	(1 614)
Adjustments on tax expense
Utilization of tax losses not previously recognized	117	38
Recognition of deferred taxes assets on previous years’ tax losses	6	3
Write-down of deferred tax assets on tax losses and current year losses for which no deferred tax asset is recognized	(61)	(126)
(Underprovided)/overprovided in prior years	34	13
Deductions from interest on equity	144	197
Deductions from goodwill	8	11
Other tax deductions	125	108
Change in tax rate	71	(9)
Withholding taxes	(195)	(257)
Other tax adjustments	10	71

	(492)	(1 565)

Effective tax rate	(15.0%)	19.8%